Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2024	December 31, 2023
Property and equipment
Computer and office equipment	$106,518	$112,946
Revenue equipment	5,417,435	6,235,734
Subtotal	5,523,953	6,348,680
Less: accumulated depreciation	(4,988,918)	(5,457,161)
Property and equipment, net	$535,035	$891,519

The net balance of computer and office equipment was $40,117 and $52,568 as of December 31, 2024 and 2023, respectively. The net balance of revenue equipment was $494,918 and $838,952 as of December 31, 2024 and 2023, respectively.

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 was $390,341, $551,062 and $861,127, respectively. For the year ended December 31, 2024, the Company disposed property and equipment with cost of $788,848 with accumulated depreciation $714,102 for proceeds of $31,113 resulting in disposal loss of $43,633. For the year ended December 31, 2023, the Company disposed property and equipment with cost of $793,687 with accumulated depreciation $701,556 for proceeds of $39,405 resulting in disposal loss of $52,726. For the year ended December 31, 2022, the Company disposed property and equipment with cost of $374,600 with accumulated depreciation $326,490 for proceeds of $64,248 resulting in disposal gain of $16,138.

Disaggregated information of revenue equipment by types and arrangements as of December 31, 2024 and 2023 are as follows:

	December 31, 2024
	Number of revenue equipment owned with no obligations	Number of revenue equipment owned and pledged for borrowings	Total	Book value of revenue equipment owned with no obligations	Book value of revenue equipment owned and pledged for borrowings	Total
Tractors	40	44	84	$250,114	$103,636	$353,750
Trailers	87	1	88	63,669	16,303	79,972
Vans	50	-	50	61,196	-	61,196
Total	177	45	222	$374,979	$119,939	$494,918

	December 31, 2023
	Number of revenue equipment owned with no obligations	Number of revenue equipment owned and pledged for borrowings	Total	Book value of revenue equipment owned with no obligations	Book value of revenue equipment owned and pledged for borrowings	Total
Tractors	65	34	99	$323,391	$220,505	$543,896
Trailers	99	1	100	135,078	16,761	151,839
Vans	52	-	52	143,217	-	143,217
Total	216	35	251	$601,686	$237,266	$838,952